COMMITMENTS AND CONTINGENCIES (Details)			1 Months Ended			12 Months Ended
	Jul. 27, 2020 USD ($)	Nov. 16, 2016 USD ($)	Jan. 31, 2022 USD ($)	Sep. 30, 2016 USD ($)	Nov. 30, 2015 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)
Statement [Line Items]
Received cash consideration					$ 1,250,000
Repayment agreement, amount due to Denison		$ 100,000	$ 16,000,000
Cash received on repayment agreement								$ 0	$ 4,800,000
Repayment Agreement, interest rate	5.00%	5.00%	6.50%
Proceeds From Legal Settlement	$ 10,000,000
Other income (expense)						$ 55,327,000		44,163,000
Trade and other receivables						4,143,000		3,656,000
Gains on loan receivable						6,142,000		0
Maximum availability of LOC						23,964,000		$ 24,000,000
Receive additional contingent consideration				$ 10,000,000	$ 12,000,000
Mining Licence Receivable, net
Statement [Line Items]
Fair value of contingent consideration							$ 10,000,000
2023 Credit Facility
Statement [Line Items]
Maximum availability of LOC						$ 23,964,000